Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Summary of inventories net of write downs
Inventory, net of write-downs, consisted of the following (in thousands):

	As of
	September 30, 2020	December 31, 2019
Raw materials	$95	$1,998
Work-in-process	331	1,376
Finished goods	2,495	628

Total inventory, net of allowance	$2,921	$4,002

Inventory, net of write-downs, consists of the following (in thousands):

	As of December 31,
	2019	2018
Raw materials	$1,998	$1,800
Work-in-process	1,376	905
Finished goods	628	221

Total inventory	$4,002	$2,926